NOTE 5 – WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Note 5 Warrants
Warrants

Exercise Price	Number Outstanding	Expiration Date

$0.20	439,300	December 31, 2021
$0.30	439,300	March 31, 2022
$0.40	439,300	June 30, 2022
$0.50	439,300	December 31, 2022
	1,757,200

Exercise Price	Number Outstanding	Expiration Date

$0.20	439,300	June 30, 2022
$0.30	439,300	December 31, 2022
$0.40	439,300	June 30, 2022
$0.50	439,300	December 31, 2022
	1,757,200

Warrants Activity
	Warrants	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding at January 1, 2021	1,757,200	$0.35	0.9	$—
Issued	—	$—	—	$—
Exercised	—	$—	—	$—
Expired	—	$—	—	$—
Outstanding at June 30, 2021	1,757,200

	Warrants	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding at January 1, 2020	—	$—	—	$—
Issued	1,757,200	$0.35	1.2	$—
Exercised	—	$—	—	$—
Expired	—	$—	—	$—
Outstanding at December 31, 2020	1,757,200